Life insurance assets and life insurance liabilities	12 Months Ended
Sep. 30, 2019
Life insurance assets and life insurance liabilities
Life insurance assets and life insurance liabilities

Note 15. Life insurance assets and life insurance liabilities

Accounting policy

The Group conducts its life insurance business in Australia primarily through Westpac Life Insurance Services Limited and separate statutory funds registered under the Life Insurance Act 1995 (Life Act) and in New Zealand through Westpac Life-NZ-Limited which are separate statutory funds licensed under the Insurance (Prudential Supervision) Act 2010.

Life insurance assets

Life insurance assets, including investments in funds managed by the Group, are designated at FVIS. Changes in fair value are recognised in non-interest income. The determination of fair value of life insurance assets involves the same judgements as other financial assets, which are described in the critical accounting assumptions and estimates in Note 22.

The Life Act places restrictions on life insurance assets, including that they can only be used:
▪ to meet the liabilities and expenses of that statutory fund;
▪ to acquire investments to further the business of the statutory fund; or
▪ as a distribution, when the statutory fund has met its solvency and capital adequacy requirements.
Life insurance liabilities

Life insurance liabilities primarily consist of life investment contract liabilities and life insurance contract liabilities. Claims incurred in respect of life investment contracts are withdrawals of customer deposits, and are recognised as a reduction in life insurance liabilities.

Life investment contract liabilities

Life investment contract liabilities are designated at FVIS. Fair value is the higher of the valuation of life insurance assets linked to the life investment contract, or the minimum current surrender value (the minimum amount the Group would pay to a policyholder if their policy is voluntarily terminated before it matures or the insured event occurs). Changes in fair value are recognised in non-interest income.

Life insurance contract liabilities
The value of life insurance contract liabilities is calculated using the margin on services methodology (MoS), specified in the Prudential Standard LPS 340 Valuation of Policy Liabilities.

MoS accounts for the associated risks and uncertainties of each type of life insurance contract written. At each reporting date, planned profit margins and an estimate of future liabilities are calculated. Profit margins are released to non-interest income over the period that life insurance is provided to policyholders (Note 4). The cost incurred in acquiring specific insurance contracts is deferred provided that these amounts are recoverable out of planned profit margins. The deferred amounts are recognised as a reduction in life insurance policy liabilities and are amortised to non-interest income over the same period as the planned profit margins.

External unit holder liabilities of managed investment schemes

The life insurance statutory funds include controlling interests in managed investment schemes which are consolidated. When the managed investment scheme is consolidated, the external unit holder liabilities are recognised as a liability and included in life insurance liabilities. They are designated at FVIS.

Critical accounting assumptions and estimates
The key factors that affect the estimation of life insurance liabilities and related assets are:
▪ the cost of providing benefits and administering contracts;
▪ mortality and morbidity experience, which includes policyholder benefits enhancements;
▪ discontinuance rates, which affects the Group’s ability to recover the cost of acquiring new business over the life of the contracts; and
▪ the discount rate of projected future cash flows.
Regulation, competition, interest rates, taxes, securities market conditions and general economic conditions also affect the estimation of life insurance liabilities.

Life insurance assets

Consolidated
$m	2019	2018
Investments held directly and in unit trusts
Unit trusts	6,764	6,545
Equities	989	1,223
Debt securities	1,589	1,622
Loans and other assets	25	60
Total life insurance assets	9,367	9,450

There were no life insurance assets in the Parent Entity as at 30 September 2019 (2018: nil).

Life insurance liabilities

Consolidated	Life investment		Life insurance
Reconciliation of movements in policy liabilities	contracts		contracts		Total
$m	2019	2018	2019	2018	2019	2018
Opening balance	8,438	9,854	(841)	(835)	7,597	9,019
Movements in policy liabilities reflected in the income statement	504	704	12	(6)	516	698
Contract contributions recognised in policy liabilities	898	738	—	—	898	738
Contract withdrawals recognised in policy liabilities	(1,218)	(1,115)	—	—	(1,218)	(1,115)
Contract fees, expenses and tax recoveries	(73)	(104)	—	—	(73)	(104)
Change in external unit holders of managed investment schemes	(343)	(1,639)	—	—	(343)	(1,639)
Closing balance	8,206	8,438	(829)	(841)	7,377	7,597

There were no life insurance liabilities in the Parent Entity as at 30 September 2019 (2018: nil).